Share-based payments - Movements in the number of share awards outstanding - (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2024 EquityInstruments shares	Dec. 31, 2023 EquityInstruments Option shares
Incentive plan 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards, authorized | shares		634
Share options at the beginning of the period		634
Share options Forfeited		(317)
Exercised during the year		(317)
Incentive plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards, authorized | shares		2,560
Share options at the beginning of the period		2,560
Share options Forfeited		(1,280)
Exercised during the year		(1,280)
Incentive plan 2B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards, authorized | shares		768
Share options at the beginning of the period		768
Share options Forfeited		(384)
Exercised during the year		(384)
Incentive plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards, authorized | shares		10
Share options at the beginning of the period		10
Share options Forfeited		(5)
Exercised during the year		(5)
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards, authorized | shares	10,470	4,750
Share options at the beginning of the period | EquityInstruments	4,129,844
Share options ending of the period | EquityInstruments	9,264,485	4,129,844
Share awards outstanding, beginning of period | EquityInstruments	4,130,000	2,618,000
Share awards issued | EquityInstruments	6,340,000	2,132,000
Share awards forfeited | EquityInstruments	(321,000)	(127,000)
Share awards exercised | EquityInstruments	(885,000)	(493,000)
Share awards outstanding, end of period | EquityInstruments	9,264,000	4,130,000